QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) [Abstract]
Revenues	$ 66,272	$ 65,221	$ 63,901	$ 60,975	$ 59,158	$ 59,516	$ 59,166	$ 58,127	$ 256,369	$ 235,967	$ 231,165
Net income attributable to Investors Real Estate Trust	10,015	5,324	8,512	1,679	3,379	2,127	1,285	1,421	25,530	8,212	20,082
Net income available to common shareholders	$ 7,136	$ 2,445	$ 5,634	$ 1,086	$ 2,786	$ 1,534	$ 692	$ 828	$ 16,301	$ 5,840	$ 17,710
Net income per common share - basic & diluted	$ 0.07	$ 0.03	$ 0.06	$ 0.01	$ 0.03	$ 0.02	$ 0.01	$ 0.01	$ 0.17	$ 0.07	$ 0.22